Short-term Borrowings (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2025	Jan. 31, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2023
Credit facility, 2022
Short-term Borrowings
Total credit available under this facility				$ 0.9
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Variable interest rate (as a percent)				(0.35%)
Amount borrowed								$ 0.9
Credit facility, 2024
Short-term Borrowings
Total credit available under this facility		$ 2.5
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember
Variable interest rate (as a percent)		(0.25%)
Amount borrowed						$ 2.5
Credit facility, June 2023
Short-term Borrowings
Total credit available under this facility			$ 0.7
Amount borrowed			$ 0.7
Maturity period (in years)			6 months
Interest rate (in %)			3.65%
Credit Facility, april 2023
Short-term Borrowings
Total credit available under this facility									$ 0.7
Amount borrowed							$ 0.7
Interest rate (in %)									4.15%
Credit facility, 2025
Short-term Borrowings
Total credit available under this facility	$ 2.0
Amount borrowed					$ 2.0
Maturity period (in years)	12 months
Interest rate (in %)	2.88%
Repayment					$ 0.0